FINANCIAL ASSETS AND LIABILITIES - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 48,445,011	R$ 41,417,669
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	4,534,638	4,339,743
2 to 3 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,663,907	2,968,458
3 to 4 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	5,631,841	4,029,690
4 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	8,550,932	984,015
5 to 6 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	4,836,087	6,902,914
6 to 7 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,527,516	4,701,952
7 to 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	2,180,672	6,595,854
Over 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 9,519,418	R$ 10,895,043